                                                                          NUVEEN

NUVEEN NEW YORK
INSURED UNIT TRUST 245                                                       844


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.90 - 5.10%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.96 - 5.22%                                        - Diversified Portfolios
DATE OF DEPOSIT: January 24, 1996                   - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.6 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $101.61 to $98.60 depending on the purchase amount
Cusip           67101K 649 monthly payment plan
Numbers         67101K 656 quarterly payment plan
                67101K 664 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New York

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2011-14                                             7.1%
2015-18                                             0.0%
2019-22                                            50.0%
2023+                                              42.9%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 01/23/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.24%
     Tax Equivalent Yield                          4.90%

Treasury Bonds
     Pre-Tax                                       6.56%
     Tax Equivalent Yield                          6.09%

Corporate Bonds
     Yield                   6.87%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 40.5% FEDERAL AND STATE INCOME TAX RATE AND A 7.125% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 12/31/95.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Dormitory Authority of the State of New York, University of Rochester,      2004 at 102  AAA   Aaa
              Strong Memorial Hospital Revenue Bonds, Series 1994, 5.50% Due 7/1/21.
              (Original issue discount bonds delivered on or about March 30, 1994 at a price of 93.746% of principal amount.)
     500,000  Dormitory Authority of the State of New York, State University Educational  2004 at 100  AAA   Aaa
              Facilities Revenue Bonds, Series 1994B, 5.75% Due 5/15/24. (Original issue discount bonds delivered on or about September 13, 1994 at a price of
              91.125% of principal amount.)
     500,000  New York Local Government Assistance Corporation (A Public Benefit          2004 at 101  AAA   Aaa
              Corporation of the State of New York), Series 1994A Bonds, 5.50% Due            1/2
              4/1/23.
     500,000  New York State Medical Care Facilities Finance Agency, Mental Health        2005 at 102  AAA   Aaa
              Services Facilities Improvement Revenue Bonds, 1995 Series A, 6.00% Due
              2/15/25. (General Obligation Bonds.)
     500,000  County of Broome, New York, Certificates of Participation (Public Safety    2004 at 102  AAA   Aaa
              Facility), Series 1994, 5.25% Due 4/1/22.
     250,000  The City of New York (New York), General Obligation Bonds, Fiscal 1994      No Optional  AAA   Aaa
              Series A, Subseries A-2, 0.00% Due 8/1/11. (Original issue discount bonds       Call
              delivered on or about August 2, 1993 at a price of 34.811% of principal amount.)
     250,000  The City of New York, New York, General Obligation Bonds, Fiscal 1996       2005 at 101  AAA   Aaa
              Series D, 6.00% Due 2/15/20.
     500,000  New York City (New York), Municipal Water Finance Authority, Water and      2004 at 101  AAA   Aaa
              Sewer System Revenue Bonds, Fixed Rate Fiscal 1994 Series B, 5.50% Due
              6/15/19.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/23/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    101.61     4.90 %      4.90%   4.96%   4.93%   4.99%   4.95%   5.01 %
 500 / $50,000              101.45     4.75        4.90    4.97    4.94    5.00    4.95    5.02
 1,000 / $100,000           101.18     4.50        4.92    4.99    4.95    5.02    4.97    5.04
 2,500 / $250,000           100.92     4.25        4.93    5.01    4.96    5.04    4.98    5.06
 5,000 / $500,000           100.13     3.50        4.97    5.06    5.00    5.09    5.02    5.11
 10,000 / $1,000,000         99.62     3.00        4.99    5.10    5.03    5.13    5.04    5.15
 25,000 / $2,500,000         99.11     2.50        5.02    5.14    5.05    5.17    5.07    5.19
 50,000 / $5,000,000         98.60     2.00        5.05    5.17    5.08    5.20    5.10    5.22

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      33.0%   36.0%   40.5%   44.0%
         4.90  % 7.31%   7.66%   8.24%   8.75%
         4.90    7.31    7.66    8.24    8.75
         4.92    7.34    7.69    8.27    8.79
         4.93    7.36    7.70    8.29    8.80
         4.97    7.42    7.77    8.35    8.88
         4.99    7.45    7.80    8.39    8.91
         5.02    7.49    7.84    8.44    8.96
         5.05    7.54    7.89    8.49    9.02

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/96   $   .5109
 Monthly plan            4/15/96       .4143   $ 4.9747
 Quarterly plan          5/15/96       .8340
                         8/15/96      1.2510     5.0067
 Semi-annual plan        5/15/96       .8376
                        11/15/96      2.5128     5.0257
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 101.68 =  98.347
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/23/96)        interest
 98.347       X   $4.9747        =   $489.25
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN OHIO
INSURED UNIT TRUST 131                                                       844


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.77 - 4.97%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.87 - 5.13%                                        - Diversified Portfolios
DATE OF DEPOSIT: January 24, 1996                   - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    26.6 years
Call Protection Earliest ordinary optional call is 2003
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.02 to $97.06 depending on the purchase amount
Cusip           67102G 100 monthly payment plan
Numbers         67102G 118 quarterly payment plan
                67102G 126 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Ohio

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2012-14                                             7.1%
2015-17                                             8.4%
2018-20                                             0.0%
2021-23                                            42.9%
2024+                                              41.6%
The earliest ordinary optional call date is 2003

YIELD COMPARISON AS OF 01/23/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.08%
     Tax Equivalent Yield                          4.77%

Treasury Bonds
     Pre-Tax                                       6.58%
     Tax Equivalent Yield                          6.09%

Corporate Bonds

     Yield                   6.87%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 41% FEDERAL AND STATE INCOME TAX RATE AND A 7.5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 12/31/95.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Ohio Air Quality Development Authority, State of Ohio, Collateralized Air   2004 at 102  AAA   Aaa
              Quality Development Revenue Refunding Bonds, 1994 Series B (The Cincinnati
              Gas & Electric Company Project), 5.45% Due 1/1/24.
     250,000  City of Cleveland, Ohio, Public Power System First Mortgage Revenue Bonds,  No Optional  AAA   Aaa
              Series 1994A, 0.00% Due 11/15/13. (Original issue discount bonds delivered      Call
              on or about November 22, 1994 at a price of 26.429% of principal amount.)
     295,000  City of Dayton, Ohio, Airport Revenue Refunding Bonds, Series 1995 (James   2005 at 101  AAA   Aaa
              M. Cox Dayton International Airport), 5.25% Due 12/1/15.
     500,000  County of Lucas, Ohio, Hospital Improvement and Refunding Revenue Bonds,    2003 at 102  AAA   Aaa
              Series 1993 (The Toledo Hospital), 5.00% Due 11/15/22. (Original issue discount bonds delivered on or about July 29, 1993 at a price of 91.402% of principal amount.)
     500,000  County of Mahoning, Ohio, Hospital Improvement Revenue Bonds, Series 1995   2005 at 102  AAA   Aaa
              (Western Reserve Care System Project), 5.50% Due 10/15/25.
     500,000  Marysville (Ohio), Exempted Village School District, General Obligation     2005 at 101  AAA   Aaa
              School Improvement Bonds, 5.75% Due 12/1/23.
     455,000  The University of Toledo (A State University of Ohio), General Receipts     2004 at 102  AAA   Aaa
              Bonds, Series 1994, 5.35% Due 6/1/25.
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General      2005 at 101  AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds           1/2
              delivered on or about May 4, 1995 at a price of 93.916% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/23/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.02     4.90 %      4.77%   4.87%   4.80%   4.90%   4.82%   4.92 %
 500 / $50,000               99.86     4.75        4.78    4.88    4.81    4.91    4.83    4.93
 1,000 / $100,000            99.60     4.50        4.79    4.90    4.82    4.93    4.84    4.95
 2,500 / $250,000            99.34     4.25        4.80    4.91    4.84    4.94    4.85    4.96
 5,000 / $500,000            98.57     3.50        4.84    4.97    4.87    5.00    4.89    5.02
 10,000 / $1,000,000         98.06     3.00        4.87    5.00    4.90    5.03    4.92    5.05
 25,000 / $2,500,000         97.56     2.50        4.89    5.04    4.92    5.07    4.94    5.09
 50,000 / $5,000,000         97.06     2.00        4.92    5.08    4.95    5.11    4.97    5.13

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      32.5%   36.0%   41.0%   44.0%
         4.77  % 7.07%   7.45%   8.08%   8.52%
         4.78    7.08    7.47    8.10    8.54
         4.79    7.10    7.48    8.12    8.55
         4.80    7.11    7.50    8.14    8.57
         4.84    7.17    7.56    8.20    8.64
         4.87    7.21    7.61    8.25    8.70
         4.89    7.24    7.64    8.29    8.73
         4.92    7.29    7.69    8.34    8.79

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/96   $   .4902
 Monthly plan            4/15/96       .3975   $ 4.7714
 Quarterly plan          5/15/96       .8004
                         8/15/96      1.2006     4.8034
 Semi-annual plan        5/15/96       .8034
                        11/15/96      2.4102     4.8224
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.09 =  99.910
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/23/96)        interest
 99.910       X   $4.7714        =   $476.71
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN PENNSYLVANIA
INSURED UNIT TRUST 207                                                       844


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.90 - 5.10%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.91 - 5.19%                                        - Diversified Portfolios
DATE OF DEPOSIT: January 24, 1996                   - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    24.1 years
Call Protection Earliest ordinary optional call is 2003
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.71 to $97.73 depending on the purchase amount
Cusip           6706H8 431 monthly payment plan
Numbers         6706H8 449 quarterly payment plan
                6706H8 456 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Pennsylvania

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-18                                            49.1%
2019-22                                            28.6%
2023+                                              22.3%
The earliest ordinary optional call date is 2003

YIELD COMPARISON AS OF 01/23/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       7.90%
     Tax Equivalent Yield                          4.90%

Treasury Bonds
     Pre-Tax                                       6.27%
     Tax Equivalent Yield                          6.09%

Corporate Bonds
     Yield                   6.87%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 38% FEDERAL AND STATE INCOME TAX RATE AND A 2.8% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 12/31/95.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Allegheny County Hospital Development Authority (Pennsylvania), Health      2005 at 102  AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.
     500,000  Bucks County Technical School Authority, Bucks County, Pennsylvania, School  2006 at 100 AAA   Aaa
              Revenue Bonds, Series 1995, 5.375% Due 8/15/15.
     500,000  Cambria County Industrial Development Authority (Pennsylvania), Pollution   2005 at 102  AAA   Aaa
              Control Revenue Refunding Bonds, 1995 Series A (Pennsylvania Electric
              Company Project), 5.80% Due 11/1/20.
     500,000  Chester County (Pennsylvania), Health and Education Facilities Authority,   2004 at 102  AAA   Aaa
              Health System Revenue Bonds, Series A of 1994 (Main Line Health System),
              5.50% Due 5/15/15.
     500,000  City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,     2005 at 102  AAA   Aaa
              Series 1995, 5.60% Due 8/1/18.
     280,000  Pittsburgh (Pennsylvania), Water and Sewer Authority, Water and Sewer       2005 at 100  AAA   Aaa
              System First Lien Revenue Bonds, Series A of 1995, 5.65% Due 9/1/25.
     220,000  Municipal Authority of Westmoreland County (Westmoreland County,            No Optional  AAA   Aaa
              Pennsylvania), Municipal Service Revenue Bonds, Series C of 1993, 0.00% Due      Call
              8/15/17. (Original issue discount bonds delivered on or about November 9,
              1993 at a price of 26.295% of principal amount.)(Escrow Secured.)
     500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General      2005 at 101  AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds           1/2
              delivered on or about May 4, 1995 at a price of 93.916% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 01/23/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.71     4.90 %      4.90%   4.91%   4.93%   4.95%   4.95%   4.97 %
 500 / $50,000              100.56     4.75        4.90    4.92    4.93    4.96    4.95    4.98
 1,000 / $100,000           100.29     4.50        4.92    4.94    4.95    4.98    4.97    5.00
 2,500 / $250,000           100.03     4.25        4.93    4.96    4.96    4.99    4.98    5.01
 5,000 / $500,000            99.25     3.50        4.97    5.02    5.00    5.06    5.02    5.07
 10,000 / $1,000,000         98.74     3.00        4.99    5.05    5.03    5.09    5.04    5.11
 25,000 / $2,500,000         98.24     2.50        5.02    5.09    5.05    5.13    5.07    5.15
 50,000 / $5,000,000         97.73     2.00        5.04    5.13    5.08    5.17    5.10    5.19

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      30.0%   33.0%   38.0%   41.5%
         4.90  % 7.00%   7.31%   7.90%   8.38%
         4.90    7.00    7.31    7.90    8.38
         4.92    7.03    7.34    7.94    8.41
         4.93    7.04    7.36    7.95    8.43
         4.97    7.10    7.42    8.02    8.50
         4.99    7.13    7.45    8.05    8.53
         5.02    7.17    7.49    8.10    8.58
         5.04    7.20    7.52    8.13    8.62

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 03/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 3/15/96   $   .5065
 Monthly plan            4/15/96       .4107   $ 4.9299
 Quarterly plan          5/15/96       .8268
                         8/15/96      1.2402     4.9619
 Semi-annual plan        5/15/96       .8298
                        11/15/96      2.4894     4.9809
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.78 =  99.226
 investment       offering price     # of units
 (as of           and accrued        purchased
 01/23/96)        interest
 99.226       X   $4.9299        =   $489.17
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)